November 5, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses dated October 31, 2007 for the Munder Asset Allocation Fund – Balanced, Munder Bond Fund, Munder Cash Investment Fund, Munder Energy Fund, Munder Index 500 Fund, Munder Institutional Money Market Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder International Equity Fund, Munder Internet Fund, Munder Large-Cap Growth Fund, Munder Large-Cap Value Fund, Munder Liquidity Money Market Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Mid-Cap Value Fund, Munder Real Estate Equity Investment Fund, Munder S&P® MidCap Index Equity and Munder S&P® SmallCap Index Equity Funds, Munder Small-Cap Value Fund, Munder Small-Mid Cap Fund, Munder Small-Mid Cap 130/30 Fund, Munder Tax-Free Money Market Fund, Munder Tax-Free Short & Intermediate Bond Fund, and Munder Technology Fund do not differ from those contained in Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 26, 2007 (Accession No. 0001193125-07-227112).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Counsel

cc:	A. Eisenbeis